Schedule of investments
Delaware Strategic Income Fund	October 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 5.76%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.999% (LIBOR01M + 2.85%) 11/25/29 •	21,701	$21,677
Series 2018-C02 2M2 2.349% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	357,506	346,969
Series 2018-C03 1M2 2.299% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	438,729	428,249
Series 2018-C05 1M2 2.499% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	462,914	451,883

Fannie Mae REMICs Series 2017-77 HZ 3.50% 10/25/47	49,006	51,918
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.399% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	241,914	248,840
Series 2018-HQA1 M2 2.449% (LIBOR01M + 2.30%) 9/25/30 •	440,335	430,569

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2020-HQA2 M2 144A 3.249% (LIBOR01M + 3.10%) 3/25/50 #, •	500,000	491,544
GNMA
Series 2017-34 DY 3.50% 3/20/47	20,000	22,219
Series 2017-130 YJ 2.50% 8/20/47	25,000	27,016
Total Agency Collateralized Mortgage Obligations (cost $2,565,393)		2,520,884

Agency Commercial Mortgage-Backed Securities — 1.66%
FREMF Mortgage Trust
Series 2013-K25 C 144A 3.619% 11/25/45 #	45,000	46,574
Series 2014-K717 B 144A 3.63% 11/25/47 #	35,000	35,606
Series 2014-K717 C 144A 3.63% 11/25/47 #	20,000	20,251
Series 2015-K721 B 144A 3.565% 11/25/47 #	435,000	453,082
Series 2016-K53 B 144A 4.021% 3/25/49 #	50,000	54,964
Series 2016-K722 B 144A 3.844% 7/25/49 #	75,000	78,891
Series 2017-K71 B 144A 3.753% 11/25/50 #	35,000	38,596
Total Agency Commercial Mortgage-Backed Securities (cost $707,195)		727,964

Collateralized Debt Obligations — 1.93%
Cedar Funding IX CLO Series 2018-9A A1 144A 1.198% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	246,131
NQ-023 [10/20] 12/20 (1440407)    1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.408% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	$247,755
Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	350,000	350,000
Total Collateralized Debt Obligations (cost $845,300)		843,886

Convertible Bonds — 3.57%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	245,000	237,082
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	385,000	336,760
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	400,000	298,866
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	290,000	233,713
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	265,000	214,946
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	250,000	241,956
Total Convertible Bonds (cost $1,569,917)		1,563,323

Corporate Bonds — 54.53%
Banking — 7.72%
Banco Mercantil del Norte 144A 8.375% #, μ, ψ	200,000	212,552
Banistmo 144A 4.25% 7/31/27 #	320,000	333,504
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	225,000	227,452
Bank of America 5.125% μ, ψ	180,000	185,572
Bank of New York Mellon 4.70% μ, ψ	47,000	50,408
BBVA Bancomer 144A 6.75% 9/30/22 #	236,000	254,349
Citizens Financial Group 5.65% μ, ψ	35,000	37,319
Credit Suisse Group 144A 6.25% #, μ, ψ	500,000	534,090
JPMorgan Chase & Co.
3.109% 4/22/41 μ	20,000	21,536
3.109% 4/22/51 μ	30,000	31,657
5.00% μ, ψ	90,000	90,076

Natwest Group 8.625% μ, ψ	535,000	553,367
Popular 6.125% 9/14/23	449,000	482,237
Truist Financial 4.95% μ, ψ	45,000	47,813
2    NQ-023 [10/20] 12/20 (1440407)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

UBS Group 6.875% μ, ψ	200,000	$202,808
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	125,000	113,843
		3,378,583
Basic Industry — 8.47%
AngloGold Ashanti Holdings 3.75% 10/1/30	215,000	228,059
Avient 144A 5.75% 5/15/25 #	32,000	33,720
Chemours 7.00% 5/15/25	179,000	180,521
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	218,000	231,912
CSN Islands XI 144A 6.75% 1/28/28 #	235,000	231,708
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000	199,250
144A 7.50% 4/1/25 #	200,000	201,125

Freeport-McMoRan 5.45% 3/15/43	578,000	660,614
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	200,000	239,000
GUSAP III 144A 4.25% 1/21/30 #	430,000	456,767
Hudbay Minerals 144A 7.625% 1/15/25 #	145,000	150,709
Methanex 5.25% 12/15/29	235,000	238,549
Metinvest 144A 7.65% 10/1/27 #	200,000	195,708
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	227,908
Tronox 144A 6.50% 4/15/26 #	225,000	228,490
		3,704,040
Brokerage — 1.16%
Charles Schwab 5.375% μ, ψ	35,000	38,412
Jefferies Group 6.50% 1/20/43	365,000	469,978
		508,390
Capital Goods — 2.90%
Boise Cascade 144A 4.875% 7/1/30 #	59,000	63,177
General Electric 3.625% 5/1/30	200,000	211,205
GFL Environmental 144A 3.75% 8/1/25 #	23,000	23,043
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	207,731
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	60,000	60,110
Reynolds Group Issuer 144A 4.00% 10/15/27 #	150,000	152,438
Spirit AeroSystems 144A 5.50% 1/15/25 #	190,000	193,563
Standard Industries
144A 3.375% 1/15/31 #	35,000	34,110
144A 5.00% 2/15/27 #	7,000	7,232

TransDigm 144A 6.25% 3/15/26 #	62,000	64,713
NQ-023 [10/20] 12/20 (1440407)    3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		200,000	$202,958
WESCO Distribution 144A 7.25% 6/15/28 #		45,000	49,324
			1,269,604
Communications — 5.45%
Altice Financing 144A 5.00% 1/15/28 #		230,000	223,403
Altice France Holding 144A 6.00% 2/15/28 #		220,000	211,420
Charter Communications Operating
3.70% 4/1/51		20,000	19,357
4.80% 3/1/50		30,000	34,145

Clear Channel Worldwide Holdings 9.25% 2/15/24		110,000	95,477
Frontier Communications 144A 5.875% 10/15/27 #		45,000	45,956
HTA Group 144A 7.00% 12/18/25 #		210,000	220,462
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #		235,000	249,981
Nexstar Broadcasting 144A 4.75% 11/1/28 #		70,000	70,656
Sprint 7.875% 9/15/23		205,000	234,341
Terrier Media Buyer 144A 8.875% 12/15/27 #		125,000	128,015
Time Warner Cable 7.30% 7/1/38		170,000	237,343
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		210,000	203,578
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		200,000	200,500
Windstream Escrow 144A 7.75% 8/15/28 #		215,000	208,281
			2,382,915
Consumer Cyclical — 4.97%
Allison Transmission 144A 5.875% 6/1/29 #		195,000	213,183
Boyd Gaming 4.75% 12/1/27		230,000	224,151
Caesars Entertainment 144A 6.25% 7/1/25 #		50,000	51,400
Ford Motor Credit 4.542% 8/1/26		200,000	203,750
Future Retail 144A 5.60% 1/22/25 #		225,000	155,250
General Motors 6.125% 10/1/25		20,000	23,463
General Motors Financial
2.20% 4/1/24	EUR	150,000	180,783
5.70% μ, ψ		25,000	25,938

JSM Global 144A 4.75% 10/20/30 #		210,000	212,415
L Brands 144A 9.375% 7/1/25 #		130,000	150,963
MGM Resorts International 4.75% 10/15/28		45,000	44,072
Prime Security Services Borrower 144A 5.75% 4/15/26 #		350,000	373,187
4    NQ-023 [10/20] 12/20 (1440407)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Schaeffler 2.875% 3/26/27	EUR	120,000	$139,885
Scientific Games International 144A 8.25% 3/15/26 #		172,000	174,443
			2,172,883
Consumer Non-Cyclical — 3.38%
Aramark Services 144A 5.00% 2/1/28 #		40,000	40,404
Bausch Health
144A 5.50% 11/1/25 #		47,000	48,330
144A 6.25% 2/15/29 #		53,000	54,696
Encompass Health
4.50% 2/1/28		25,000	25,645
4.75% 2/1/30		19,000	19,823

Energizer Holdings 144A 4.375% 3/31/29 #		44,000	44,484
MHP 144A 6.95% 4/3/26 #		200,000	201,520
Pilgrim's Pride 144A 5.875% 9/30/27 #		46,000	48,651
Post Holdings 144A 4.625% 4/15/30 #		29,000	29,798
Rede D'or Finance 144A 4.50% 1/22/30 #		270,000	265,950
Royalty Pharma
144A 1.20% 9/2/25 #		30,000	29,881
144A 1.75% 9/2/27 #		20,000	19,890
Tenet Healthcare
5.125% 5/1/25		70,000	69,367
144A 6.125% 10/1/28 #		40,000	38,925
6.875% 11/15/31		100,000	100,356

Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28		200,000	210,440
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		230,000	228,488
			1,476,648
Electric — 2.49%
Calpine
144A 5.00% 2/1/31 #		40,000	40,898
144A 5.125% 3/15/28 #		78,000	80,537
144A 5.25% 6/1/26 #		255,000	262,298

Duke Energy 4.875% μ, ψ		80,000	84,781
NRG Energy 144A 4.45% 6/15/29 #		335,000	367,277
Pacific Gas and Electric 3.30% 8/1/40		29,000	26,747
PG&E 5.25% 7/1/30		165,000	165,206
Vistra Operations 144A 5.50% 9/1/26 #		61,000	63,211
			1,090,955
NQ-023 [10/20] 12/20 (1440407)    5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 8.32%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	300,000	$344,034
Continental Resources 5.00% 9/15/22	325,000	320,450
Energy Transfer Operating 7.125% μ, ψ	195,000	159,629
Enterprise Products Operating 3.20% 2/15/52	135,000	125,181
Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #	230,000	229,777
KazMunayGas National JSC 144A 6.375% 10/24/48 #	200,000	266,948
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	218,876
Lukoil Securities 144A 3.875% 5/6/30 #	220,000	233,772
Marathon Oil 4.40% 7/15/27	200,000	200,991
MPLX
4.70% 4/15/48	25,000	24,679
5.50% 2/15/49	80,000	88,461

NuStar Logistics 6.375% 10/1/30	35,000	35,284
Oleoducto Central 144A 4.00% 7/14/27 #	205,000	214,871
PDC Energy 5.75% 5/15/26	135,000	127,491
Petrobras Global Finance 5.093% 1/15/30	145,000	151,616
Petroleos Mexicanos 6.50% 1/23/29	200,000	178,630
Pioneer Natural Resources 1.90% 8/15/30	60,000	56,210
Precision Drilling 7.75% 12/15/23	220,000	163,487
Southwestern Energy 7.75% 10/1/27	485,000	501,672
		3,642,059
Finance Companies — 0.53%
Aviation Capital Group 144A 5.50% 12/15/24 #	205,000	213,626
Avolon Holdings Funding 144A 3.95% 7/1/24 #	20,000	19,608
		233,234
Insurance — 2.51%
AssuredPartners 144A 7.00% 8/15/25 #	238,000	243,501
Brighthouse Financial
3.70% 6/22/27	170,000	179,182
4.70% 6/22/47	155,000	150,573
5.625% 5/15/30	25,000	29,533

HUB International 144A 7.00% 5/1/26 #	195,000	200,071
MetLife 3.85% μ, ψ	55,000	55,295
USI 144A 6.875% 5/1/25 #	235,000	239,845
		1,098,000
Natural Gas — 0.08%
Sempra Energy 4.875% μ, ψ	35,000	36,487
		36,487
6    NQ-023 [10/20] 12/20 (1440407)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate — 0.57%
Aroundtown 2.00% 11/2/26	EUR	200,000	$248,580
			248,580
Technology — 2.39%
Black Knight InfoServ 144A 3.625% 9/1/28 #		42,000	42,578
Broadcom 4.15% 11/15/30		15,000	16,834
CDK Global 5.875% 6/15/26		23,000	23,992
CommScope Technologies 144A 5.00% 3/15/27 #		448,000	420,280
Gartner 144A 3.75% 10/1/30 #		45,000	46,073
Global Payments 2.90% 5/15/30		19,000	20,192
Iron Mountain 144A 5.25% 7/15/30 #		205,000	210,637
NXP
144A 3.40% 5/1/30 #		10,000	11,021
144A 4.30% 6/18/29 #		13,000	15,088

Verscend Escrow 144A 9.75% 8/15/26 #		220,000	236,912
			1,043,607
Transportation — 2.54%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		225,000	54,563
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		230,000	167,900
Delta Air Lines 144A 7.00% 5/1/25 #		390,000	425,999
Mileage Plus Holdings 144A 6.50% 6/20/27 #		175,000	182,547
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^		255,000	179,775
Southwest Airlines
5.125% 6/15/27		60,000	66,799
5.25% 5/4/25		30,000	33,389
			1,110,972
Utilities — 1.05%
Electricite de France 3.00% μ, ψ	EUR	200,000	229,231
Grupo Energia Bogota 144A 4.875% 5/15/30 #		200,000	228,350
			457,581
Total Corporate Bonds (cost $23,264,342)			23,854,538

Municipal Bonds — 0.49%
New Jersey Turnpike Authority Series A 7.102% 1/1/41		90,000	143,617
South Carolina Public Service Authority Series D 4.77% 12/1/45		55,000	69,183
Total Municipal Bonds (cost $191,352)			212,800

NQ-023 [10/20] 12/20 (1440407)    7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 1.97%
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.128% 11/25/36 •	302,579	$312,064
Hardee's Funding Series 2018-1A A2I 144A 4.25% 6/20/48 #	49,000	49,172
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	488,400	433,636
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #	15,259	15,387
Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	48,625	50,043
Total Non-Agency Asset-Backed Securities (cost $877,158)		860,302

Non-Agency Collateralized Mortgage Obligations — 9.47%
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #	49,464	50,790
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 2.599% (LIBOR01M + 2.45%) 7/25/31 #, •	359,654	356,492
Series 2019-R07 1M2 144A 2.249% (LIBOR01M + 2.10%) 10/25/39 #, •	415,996	412,307

Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	22,276	22,437
Flagstar Mortgage Trust Series 2018-5 A7 144A 4.00% 9/25/48 #	6,940	6,955
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #	20,182	20,356
GSMPS Mortgage Loan Trust Series 1998-2 A 144A 5.246% 5/19/27 #	12,974	12,971
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	24,689	26,677
Series 2007-A1 7A4 3.452% 7/25/35 •	35,485	31,580
Series 2014-2 B1 144A 3.399% 6/25/29 #	44,736	45,473
Series 2014-2 B2 144A 3.399% 6/25/29 #	44,736	45,296
Series 2014-IVR6 2A4 144A 2.295% 7/25/44 #	81,152	81,974
Series 2015-4 B1 144A 3.612% 6/25/45 #	83,711	86,031
Series 2015-4 B2 144A 3.612% 6/25/45 #	83,711	85,528
Series 2015-5 B2 144A 2.58% 5/25/45 #	88,888	90,752
Series 2015-6 B1 144A 3.568% 10/25/45 #	85,485	87,894
Series 2015-6 B2 144A 3.568% 10/25/45 #	85,485	87,441
Series 2016-4 B1 144A 3.868% 10/25/46 #	88,331	92,033
Series 2016-4 B2 144A 3.868% 10/25/46 #	90,549	93,706
Series 2017-2 A3 144A 3.50% 5/25/47 #	18,743	19,272
Series 2018-4 A15 144A 3.50% 10/25/48 #	5,546	5,548
8    NQ-023 [10/20] 12/20 (1440407)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2020-1 A4 144A 3.50% 6/25/50 #	337,724	$342,678

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #	66,857	70,498
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.914% 4/25/44 #	401,769	410,860
Series 2014-2 A4 144A 3.50% 7/25/44 #	12,990	13,366
Series 2015-1 B2 144A 3.864% 1/25/45 #	35,288	35,901
Series 2017-4 A1 144A 3.50% 7/25/47 #	37,957	38,805
Series 2017-5 B2 144A 3.823% 8/25/47 #	461,185	479,921
Series 2017-6 B2 144A 3.744% 9/25/47 #	461,577	482,743
Series 2017-7 B2 144A 3.736% 10/25/47 #	463,355	484,620
Series 2018-5 A4 144A 3.50% 5/25/48 #	19,837	19,921

Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ♦	1,062	24
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 4.001% 4/25/36 •	4,235	4,106
Total Non-Agency Collateralized Mortgage Obligations (cost $4,119,965)		4,144,956

Non-Agency Commercial Mortgage-Backed Securities — 5.26%
BANK Series 2017-BNK5 B 3.896% 6/15/60 •	60,000	64,712
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	113,880
DB-JPM Mortgage Trust Series 2020-C9 B 2.567% 9/15/53	500,000	510,348
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #	150,000	133,970
Series 2017-GS6 B 3.869% 5/10/50	500,000	543,465
Series 2020-GC47 B 3.571% 5/12/53	500,000	545,246
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	130,000	126,726
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	89,463
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	82,929

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	52,737	30,529
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	62,003	61,081
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,352,501)		2,302,349

NQ-023 [10/20] 12/20 (1440407)    9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements — 4.05%
Acrisure Tranche B 3.647% (LIBOR01M + 0.035%) 2/15/27 •	81,949	$79,234
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	225,822	227,657
AssuredPartners 3.648% (LIBOR01M + 3.50%) 2/12/27 •	123,364	119,263
AthenaHealth Tranche B 1st Lien 4.75% (LIBOR03M + 4.50%) 2/11/26 •	123,433	121,119
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	53,647	50,160
Buckeye Partners 2.897% (LIBOR01M + 2.75%) 11/1/26 •	82,664	81,088
BWay Holding 3.48% (LIBOR03M + 3.25%) 4/3/24 •	65,202	61,167
Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	74,625	73,300
Frontier Communications Tranche B-1 6.00% (LIBOR03M + 2.75%) 6/17/24 •	296,600	291,854
Gentiva Health Services Tranche B 3.438% (LIBOR01M + 3.25%) 7/2/25 •	99,154	97,294
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	65,000	63,091
Grupo Aeromexico TBD 8/19/22 =	15,000	15,000
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	219,450	219,176
Informatica 2nd Lien 7.125% 2/14/25	31,000	31,504
Stars Group Holdings 3.72% (LIBOR03M + 3.50%) 7/10/25 •	30,417	30,450
Terrier Media Buyer 4.398% (LIBOR01M + 4.25%) 12/17/26 •	13,895	13,580
Ultimate Software Group 1st Lien 3.898% (LIBOR01M + 3.75%) 5/4/26 •	118,170	116,250
Verscend Holding Tranche B 4.648% (LIBOR01M + 4.50%) 8/27/25 •	83,029	81,645
Total Loan Agreements (cost $1,784,437)		1,772,832

Sovereign BondsΔ — 6.08%
Brazil — 0.45%
Brazilian Government International Bond
4.75% 1/14/50	200,000	196,325
		196,325
10    NQ-023 [10/20] 12/20 (1440407)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Dominican Republic — 0.49%
Dominican Republic International Bond
144A 4.50% 1/30/30 #	214,000	$216,408
		216,408
Egypt — 0.96%
Egypt Government International Bond
144A 5.75% 5/29/24 #	206,000	211,441
144A 7.60% 3/1/29 #	200,000	208,600
		420,041
El Salvador — 0.40%
El Salvador Government International Bond
144A 7.65% 6/15/35 #	217,000	173,277
		173,277
Honduras — 0.77%
Honduras Government International Bond
144A 5.625% 6/24/30 #	303,000	335,572
		335,572
Ivory Coast — 0.46%
Ivory Coast Government International Bond
144A 6.125% 6/15/33 #	200,000	202,451
		202,451
Mongolia — 0.55%
Mongolia Government International Bond
144A 5.625% 5/1/23 #	230,000	240,062
		240,062
Paraguay — 0.54%
Paraguay Government International Bond
144A 4.95% 4/28/31 #	200,000	234,000
		234,000
Peru — 0.47%
Peruvian Government International Bond
144A 5.35% 8/12/40 #	766,000	207,295
		207,295
Senegal — 0.45%
Senegal Government International Bond
144A 6.75% 3/13/48 #	200,000	196,113
		196,113
NQ-023 [10/20] 12/20 (1440407)    11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Uzbekistan — 0.54%
Republic of Uzbekistan Bond
144A 4.75% 2/20/24 #	226,000	$237,673
		237,673
Total Sovereign Bonds (cost $2,582,840)		2,659,217

Supranational Bank — 1.00%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	414,000	435,557
Total Supranational Bank (cost $425,128)		435,557

US Treasury Obligation — 0.97%
US Treasury Notes 0.25% 9/30/25	425,000	422,427
Total US Treasury Obligation (cost $424,568)		422,427
	Number of shares
Preferred Stock — 0.96%
Morgan Stanley 4.047% (LIBOR03M + 3.81%) •	115,000	112,862
US Bancorp 7.189% (LIBOR03M + 1.02%) •	350	305,900
Total Preferred Stock (cost $363,428)		418,762

Short-Term Investments — 6.77%
Money Market Mutual Funds — 6.77%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	740,519	740,519
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	740,519	740,519
12    NQ-023 [10/20] 12/20 (1440407)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	740,519	$740,519
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	740,519	740,519
Total Short-Term Investments (cost $2,962,076)		2,962,076
Total Value of Securities—104.47% (cost $45,035,600)		45,701,873
Liabilities Net of Receivables and Other Assets—(4.47%)		(1,955,556)
Net Assets Applicable to 5,283,327 Shares Outstanding—100.00%		$43,746,317
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of Rule 144A securities was $24,268,047, which represents 55.47% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Δ	Securities have been classified by country of origin.
NQ-023 [10/20] 12/20 (1440407)    13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at October 31, 2020:
Borrower	Principal Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico 12.50% 8/19/22	$90,000	$90,000	$90,000	$—
Grupo Aeromexico TBD 8/19/22	$15,000	$15,000	$15,000	$—
The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(4,000)	USD	4,669	11/2/20	$11	$—
TD	EUR	(375,000)	USD	446,235	1/15/21	8,644	—
Total Foreign Currency Exchange Contracts						$8,655	$—
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
11	US Treasury 5 yr Notes	$1,381,617	$1,385,167	12/31/20	$—	$(3,550)	$(516)
6	US Treasury 10 yr Ultra Notes	943,687	960,577	12/21/20	—	(16,890)	(2,062)
(12)	US Treasury 10 yr Notes	(1,658,625)	(1,674,710)	12/21/20	16,085	—	2,250
Total Futures Contracts			$671,034		$16,085	$(20,440)	$(328)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.
14    NQ-023 [10/20] 12/20 (1440407)

(Unaudited)
Summary of abbreviations:
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DB – Deutsche Bank AG
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JSC – Joint Stock Company
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
REMIC – Real Estate Mortgage Investment Conduit
TBD – To be determined
TD – TD Bank
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ-023 [10/20] 12/20 (1440407)    15